Cover	Oct. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2021
Entity File Number	001-40388
Entity Registrant Name	ANEBULO PHARMACEUTICALS, INC.
Entity Central Index Key	0001815974
Entity Tax Identification Number	85-1170950
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Ranch Road 620 South
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Lakeway
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78734
City Area Code	(512)
Local Phone Number	598-0931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ANEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false